Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
January 31, 2026
LCS-NPRT3-0426
1.813034.121
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	395,692	119,791,159
CANADA - 2.1%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (c)	2,694,107	15,808,698
Imperial Oil Ltd (b)	1,429,765	144,451,784
TOTAL ENERGY		160,260,482
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (c)	204,200	34,883,386
TOTAL CANADA		195,143,868
FRANCE - 0.4%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	164,350	14,626,505
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	98,634	22,582,257
TOTAL FRANCE		37,208,762
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	253,198	50,902,926
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	1,116,791	7,921,549
NETHERLANDS - 0.7%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	561,712	13,771,804
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	7,288	6,125,564
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	16,794	23,897,862
BE Semiconductor Industries NV	108,985	21,250,993
TOTAL INFORMATION TECHNOLOGY		45,148,855
TOTAL NETHERLANDS		65,046,223
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (g)(h)	304,645	9,422,721
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Atlas Copco AB A Shares	737,800	15,215,058
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	216,817	71,671,028
UNITED KINGDOM - 1.2%
Consumer Staples - 0.9%
Beverages - 0.2%
Diageo PLC ADR (b)	164,202	15,237,946
Tobacco - 0.7%
British American Tobacco PLC ADR	1,031,931	62,617,573
TOTAL CONSUMER STAPLES		77,855,519
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	63,379	2,911,576
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,833,561	30,651,596
TOTAL UNITED KINGDOM		111,418,691
UNITED STATES - 89.2%
Communication Services - 10.4%
Diversified Telecommunication Services - 0.8%
Comcast Corp Class A	2,433,895	72,408,376
Entertainment - 0.5%
Netflix Inc (c)	206,400	17,232,336
Walt Disney Co/The	276,306	31,167,317
		48,399,653
Interactive Media & Services - 9.1%
Alphabet Inc Class A	953,455	322,267,790
Alphabet Inc Class C	803,536	272,021,042
Meta Platforms Inc Class A	381,056	273,026,624
		867,315,456
Media - 0.0%
Versant Media Group Inc Class A	97,355	3,171,826
TOTAL COMMUNICATION SERVICES		991,295,311
Consumer Discretionary - 4.6%
Broadline Retail - 2.0%
Amazon.com Inc (c)	789,486	188,924,000
Hotels, Restaurants & Leisure - 0.8%
Booking Holdings Inc	2,662	13,314,898
Cava Group Inc (b)(c)	89,100	5,401,242
Chipotle Mexican Grill Inc (c)	118,200	4,594,434
Domino's Pizza Inc	25,500	10,463,415
Marriott International Inc/MD Class A1	54,810	17,281,593
Starbucks Corp	165,726	15,238,506
Wingstop Inc (b)	21,932	5,821,411
		72,115,499
Household Durables - 0.7%
DR Horton Inc	57,900	8,617,836
Somnigroup International Inc	482,571	42,393,863
Whirlpool Corp (b)	141,081	11,285,069
		62,296,768
Specialty Retail - 1.0%
Home Depot Inc/The	65,100	24,385,809
Lowe's Cos Inc	238,777	63,767,786
RH (c)	38,391	7,633,282
		95,786,877
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	7,398	1,290,950
NIKE Inc Class B	232,556	14,374,286
		15,665,236
TOTAL CONSUMER DISCRETIONARY		434,788,380
Consumer Staples - 3.9%
Beverages - 1.4%
Brown-Forman Corp Class B (b)	621,961	17,023,073
Coca-Cola Co/The	729,419	54,567,835
Keurig Dr Pepper Inc	2,169,669	59,535,718
		131,126,626
Consumer Staples Distribution & Retail - 0.8%
Sprouts Farmers Market Inc (c)	247,688	17,563,556
Sysco Corp	180,806	15,160,583
Target Corp	291,913	30,788,064
US Foods Holding Corp (c)	144,416	12,076,066
		75,588,269
Food Products - 0.1%
Lamb Weston Holdings Inc	167,100	7,674,903
Mondelez International Inc	80,500	4,706,835
		12,381,738
Household Products - 0.1%
Procter & Gamble Co/The	58,900	8,939,253
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	213,625	24,626,690
Kenvue Inc	4,242,920	73,826,808
		98,453,498
Tobacco - 0.5%
Philip Morris International Inc	251,839	45,189,990
TOTAL CONSUMER STAPLES		371,679,374
Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp	163,700	28,958,530
ConocoPhillips	400,000	41,692,000
Exxon Mobil Corp	2,680,898	379,078,977
Murphy Oil Corp	675,500	20,325,795
Shell PLC ADR	2,330,509	179,519,108
TOTAL ENERGY		649,574,410
Financials - 13.1%
Banks - 8.8%
Bank of America Corp	4,378,029	232,911,143
M&T Bank Corp	172,857	38,299,925
PNC Financial Services Group Inc/The	374,830	83,699,539
Truist Financial Corp	519,313	26,703,074
Wells Fargo & Co	4,956,552	448,518,391
		830,132,072
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	1,533,500	20,916,940
Charles Schwab Corp/The	148,647	15,447,396
Intercontinental Exchange Inc	110,400	19,185,312
KKR & Co Inc Class A	479,523	54,790,298
Moody's Corp	12,996	6,700,218
MSCI Inc	2,000	1,218,440
Northern Trust Corp	203,253	30,372,096
Raymond James Financial Inc	38,313	6,354,594
		154,985,294
Financial Services - 2.0%
Acacia Research Corp (c)(e)	60,900	242,382
Apollo Global Management Inc	128,688	17,313,684
Corpay Inc (c)	22,492	7,076,658
Mastercard Inc Class A	69,013	37,183,514
PayPal Holdings Inc	112,805	5,943,695
Visa Inc Class A	366,959	118,098,415
		185,858,348
Insurance - 0.7%
Arthur J Gallagher & Co	105,084	26,204,797
Brown & Brown Inc	506,100	36,489,810
Chubb Ltd	25,487	7,889,756
		70,584,363
TOTAL FINANCIALS		1,241,560,077
Health Care - 8.4%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc (c)	50,648	17,122,063
Biogen Inc (c)	25,900	4,659,150
Gilead Sciences Inc	45,784	6,499,039
Nuvalent Inc Class A (c)	18,650	1,918,898
Vaxcyte Inc (c)	126,243	6,762,838
		36,961,988
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	204,128	22,311,190
Alcon AG (United States) (b)	352,500	28,545,450
Baxter International Inc	2,265,300	45,464,571
Becton Dickinson & Co	44,166	8,986,898
Boston Scientific Corp (c)	878,574	82,173,026
Masimo Corp (c)	104,987	14,417,865
Medline Inc Class A	18,300	808,860
Solventum Corp (c)	58,976	4,539,383
		207,247,243
Health Care Providers & Services - 2.4%
Cardinal Health Inc	89,375	19,204,900
Cigna Group/The	178,616	48,960,432
Humana Inc	126,922	24,775,174
McKesson Corp	40,027	33,270,843
Molina Healthcare Inc (c)	40,300	7,237,477
UnitedHealth Group Inc	317,647	91,142,454
		224,591,280
Life Sciences Tools & Services - 1.0%
Bruker Corp	724,662	32,095,280
Danaher Corp	121,197	26,528,811
Thermo Fisher Scientific Inc	56,194	32,514,410
		91,138,501
Pharmaceuticals - 2.5%
Eli Lilly & Co (d)	38,080	39,494,672
GSK PLC ADR	1,730,159	89,276,204
Haleon PLC ADR	5,344,225	55,954,036
Johnson & Johnson	140,904	32,020,434
Merck & Co Inc	165,643	18,265,454
		235,010,800
TOTAL HEALTH CARE		794,949,812
Industrials - 17.7%
Aerospace & Defense - 10.2%
Boeing Co (c)	2,057,823	480,954,392
GE Aerospace (d)	1,342,417	411,840,111
General Dynamics Corp	70,200	24,646,518
Howmet Aerospace Inc	20,984	4,366,351
Huntington Ingalls Industries Inc (d)	69,907	29,396,593
RTX Corp	4,791	962,655
Textron Inc	70,900	6,243,454
		958,410,074
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	925,625	98,319,888
Building Products - 0.3%
A O Smith Corp	370,800	27,250,092
AAON Inc	18,437	1,678,873
Trex Co Inc (c)	90,400	3,744,368
		32,673,333
Commercial Services & Supplies - 0.0%
Veralto Corp	28,768	2,847,457
Electrical Equipment - 4.7%
Emerson Electric Co	48,100	7,068,776
GE Vernova Inc (d)	536,193	389,474,509
Hubbell Inc	20,016	9,766,607
Vertiv Holdings Co Class A	194,021	36,122,830
		442,432,722
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings Inc	165,159	9,100,261
Machinery - 1.1%
Allison Transmission Holdings Inc	62,569	6,801,250
Cummins Inc	28,733	16,631,235
Deere & Co	22,592	11,928,576
Donaldson Co Inc	96,866	9,874,520
Nordson Corp	31,487	8,644,126
Otis Worldwide Corp	128,729	10,996,031
Stanley Black & Decker Inc	37,504	2,950,065
Westinghouse Air Brake Technologies Corp	152,151	35,016,031
		102,841,834
Professional Services - 0.2%
Equifax Inc	47,500	9,566,500
TransUnion	162,000	12,801,240
		22,367,740
Trading Companies & Distributors - 0.1%
Watsco Inc	19,897	7,689,196
TOTAL INDUSTRIALS		1,676,682,505
Information Technology - 22.0%
IT Services - 0.0%
Gartner Inc (c)	11,700	2,452,437
Semiconductors & Semiconductor Equipment - 12.3%
Applied Materials Inc	72,831	23,474,888
Broadcom Inc	640,493	212,195,331
Lam Research Corp	174,602	40,762,583
Marvell Technology Inc	531,164	41,919,463
Micron Technology Inc (d)	252,098	104,590,418
NVIDIA Corp	3,798,467	726,000,998
Teradyne Inc	32,282	7,781,576
		1,156,725,257
Software - 6.1%
Adobe Inc (c)	101,109	29,650,214
Autodesk Inc (c)	72,537	18,342,431
Intuit Inc	18,789	9,374,208
Microsoft Corp	1,156,264	497,528,837
Oracle Corp	34,800	5,727,384
Salesforce Inc	25,200	5,349,708
Synopsys Inc (c)	27,800	12,930,197
		578,902,979
Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc	967,621	251,078,297
GPGI Inc (e)(f)	2,308,186	54,403,944
GPGI Inc Class A (c)	37,200	876,804
Seagate Technology Holdings PLC	20,700	8,439,183
Western Digital Corp	101,700	25,448,391
		340,246,619
TOTAL INFORMATION TECHNOLOGY		2,078,327,292
Materials - 0.8%
Chemicals - 0.6%
Air Products and Chemicals Inc	36,485	9,942,163
Dow Inc	147,200	4,055,360
LyondellBasell Industries NV Class A1	204,100	10,000,900
Mosaic Co/The	1,064,235	29,266,463
Sherwin-Williams Co/The	4,498	1,595,170
		54,860,056
Construction Materials - 0.2%
James Hardie Industries PLC (c)	1,044,300	24,008,457
TOTAL MATERIALS		78,868,513
Real Estate - 0.6%
Industrial REITs - 0.0%
Terreno Realty Corp	81,372	5,007,632
Real Estate Management & Development - 0.3%
Compass Inc Class A (c)	2,171,494	27,187,105
Residential REITs - 0.1%
Sun Communities Inc	62,878	8,012,544
Specialized REITs - 0.2%
American Tower Corp	97,922	17,555,456
Equinix Inc	1,562	1,282,293
		18,837,749
TOTAL REAL ESTATE		59,045,030
Utilities - 0.9%
Electric Utilities - 0.8%
Duke Energy Corp	33,687	4,087,917
Edison International	90,480	5,635,094
Entergy Corp	70,606	6,770,409
PG&E Corp	166,742	2,571,162
Southern Co/The	596,783	53,298,691
		72,363,273
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	44,182	6,996,219
Multi-Utilities - 0.1%
Sempra	83,378	7,254,720
TOTAL UTILITIES		86,614,212
TOTAL UNITED STATES		8,463,384,916
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (c)	3,086,602	87,249,522
TOTAL COMMON STOCKS (Cost $5,106,039,056)		9,234,376,423

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	30,700	10,612,990
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series G (e)(i)	28,300	7,333,560
TOTAL UNITED STATES		17,946,550
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,071,714)		17,946,550

U.S. Treasury Obligations - 0.2%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $17,924,545)	3.67	17,970,000	17,926,652

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	275,161,138	275,216,170
Fidelity Securities Lending Cash Central Fund (k)(l)	3.70	101,622,117	101,632,279
TOTAL MONEY MARKET FUNDS (Cost $376,848,449)			376,848,449

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $5,515,883,764)	9,647,098,074
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(159,569,219)
NET ASSETS - 100.0%	9,487,528,855

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	68	7,052,620	1,130.00	2/2026	(90,440)
GE Aerospace	Chicago Board Options Exchange	534	16,382,586	370.00	3/2026	(24,030)
GE Vernova Inc	Chicago Board Options Exchange	266	19,321,442	800.00	4/2026	(964,250)
GE Vernova Inc	Chicago Board Options Exchange	258	18,740,346	750.00	2/2026	(561,150)
GE Vernova Inc	Chicago Board Options Exchange	258	18,740,346	700.00	2/2026	(1,215,180)
GE Vernova Inc	Chicago Board Options Exchange	258	18,740,346	740.00	2/2026	(654,030)
GE Vernova Inc	Chicago Board Options Exchange	266	19,321,442	780.00	3/2026	(756,770)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	68	2,859,468	450.00	2/2026	(61,880)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	109	4,583,559	410.00	3/2026	(325,910)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	68	2,859,468	450.00	3/2026	(93,160)
Micron Technology Inc	Chicago Board Options Exchange	281	11,658,128	360.00	3/2026	(2,202,338)
Micron Technology Inc	Chicago Board Options Exchange	281	11,658,128	370.00	3/2026	(2,015,473)
Micron Technology Inc	Chicago Board Options Exchange	274	11,367,712	390.00	3/2026	(1,644,000)

						(10,608,611)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	360	26,149,320	480.00	2/2026	(9,000)

						(9,000)
TOTAL WRITTEN OPTIONS						(10,617,611)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $165,132,126.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,979,886 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,422,721 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,422,721 or 0.1% of net assets.

(i)	Level 3 security.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/2012	2,238,075

Anthropic PBC Series G	1/27/2026	7,333,560

GPGI Inc	11/3/2025	42,701,441

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,200,825	876,410,025	664,383,843	6,686,848	(10,837)	-	275,216,170	275,161,138	0.5%
Fidelity Securities Lending Cash Central Fund	23,322,787	503,442,636	425,133,271	146,234	127	-	101,632,279	101,622,117	0.3%
Total	86,523,612	1,379,852,661	1,089,517,114	6,833,082	(10,710)	-	376,848,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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